Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
Schedule of Current and Deferred Portions of the Income Tax Expense

The current and deferred portions of the income tax expenses included in the consolidated statements of income and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current taxes	5,391,493	4,547,070	7,233,389	1,034,095
Deferred taxes	548,448	(58,475)	(4,474,605)	(639,696)
Income tax expenses	5,939,941	4,488,595	2,758,784	394,399

Schedule of Reconciliation Provision for Income Taxes

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Profit before income taxes	15,311,383	13,140,402	(15,432,331)	(2,206,225)
Applicable income tax rate
- Statutory income tax rate in PRC	25%	25.0%	25.0%	25.0%
Income tax expenses at applicable income tax rate	3,827,846	3,285,101	(3,858,083)	(551,556)
Non-deductible expenses	418,414	129,536	78,162	11,174
Tax effect for offshore entity’s net loss	1,558,825	1,007,634	6,540,394	935,023
Change in valuation allowance and others	134,856	66,324	(1,689)	(242)
Income tax expense	5,939,941	4,488,595	2,758,784	394,399

Schedule of Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities are comprised the following as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Unbilled transportation costs accrued	14,319,915	4,586,773	655,731
Lease liability	-	32,562	4,655
Net operating losses	556,429	615,629	88,011
Other	1,986	1,786	255
Deferred tax assets	14,878,330	5,236,750	748,652
Less: Valuation allowance	(558,415)	(617,415)	(88,266)
Deferred tax assets, net	14,319,915	4,619,335	660,386
Contract assets	(15,733,957)	(3,292,409)	(470,687)
Right-of use assets	(6,112)	-	-
Accrued interest income	(1,753,976)	(26,451)	(3,781)
Deferred tax liabilities	(17,494,045)	(3,318,860)	(474,468)
Deferred tax (liabilities) assets, net	(3,174,130)	1,300,475	185,918